Trade and Other Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 5,522	$ 14,637
Accrued expenses	18,705	28,187
Liability for share-based awards- short term	1,875	1,281
Other	917	3
Total trade and other payables	27,020	44,107
Rental income	1,053	781
Trade and other receivables not impaired [Line Items]
Trade and other payables	27,020	$ 44,107
Minimum
Trade and other receivables not impaired [Line Items]
Adjustments for increase (decrease) in trade and other payables	(17,088)
Maximum
Trade and other payables [abstract]
Total trade and other payables	27,020
Trade and other receivables not impaired [Line Items]
Trade and other payables	$ 27,020